Long-term investments	6 Months Ended
Jun. 30, 2024
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	June 30,	December 31,
	2024	2023
Long-term investments carried at fair value
Atlantica (a)	$1,074,736	$1,052,703
Atlantica Yield Energy Solutions Canada Inc.	51,530	61,064
Other	1,905	1,962
	$1,128,171	$1,115,729
Other long-term investments
Equity-method investees (b)	$352,983	$456,393
Development loans receivable from equity-method investees (b)	31,444	158,110
Other	27,558	27,417
	$411,985	$641,920
6.Long-term investments (continued)
Income (loss) from long-term investments for the three and six months ended June 30 is as follows:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Fair value gain (loss) on investments carried at fair value
Atlantica	$169,902	$(299,653)	$22,034	$(120,449)
Atlantica Yield Energy Solutions Canada Inc.	2,966	(11,763)	(7,596)	(11,567)
Other	36	6	134	(10)
	$172,904	$(311,410)	$14,572	$(132,026)
Dividend and interest income from investments carried at fair value
Atlantica	$21,788	$21,788	$43,577	$43,577
Atlantica Yield Energy Solutions Canada Inc.	4,984	4,821	8,875	10,678
Other	9	7	26	17
	$26,781	$26,616	$52,478	$54,272
Other long-term investments
Equity method loss (c)	(9,108)	(2,434)	(33,375)	(153)
Interest and other income	2,034	682	4,483	2,322
	$(7,074)	$(1,752)	$(28,892)	$2,169
Income (loss) from long-term investments	$192,611	$(286,546)	$38,158	$(75,585)
(a)Investment in Atlantica
On May 27, 2024, the Company entered into a support agreement (the “Support Agreement”) with a private limited company ("Bidco") controlled by Energy Capital Partners, and Atlantica Sustainable Infrastructure plc ("Atlantica"). Pursuant to the Support Agreement, the Company and its subsidiary Liberty (AY Holdings) B.V. (“AY Holdings”), which holds approximately 42.2% of the outstanding shares of Atlantica, agreed, subject to the terms of the Support Agreement, to cause such shares to be voted in favour of the proposed acquisition by Bidco of 100% of the ordinary shares of Atlantica for $22.00 per share in cash.
(b)Equity-method investees and development loans receivable from equity investees
The Renewable Energy Group has non-controlling interests in operating renewable energy facilities and projects under construction. The Regulated Services Group has non-controlling interests in a power transmission line project under construction and other non-regulated operating entities owned by its utilities. In total, the Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $352,983 (December 31, 2023 - $456,393), including investments in variable interest entities ("VIEs") of $90,471 (December 31, 2023 - $179,728).
During the six months ended June 30, 2024, the Company made capital contributions of $9,074 to the Texas Coastal Wind Facilities (Stella, Cranell, East Raymond and West Raymond) and $2,216 to projects under construction.
6.Long-term investments (continued)
(b)Equity-method investees and development loans receivable from equity investees (continued)
Summarized combined information for AQN's investments in partnerships and joint ventures is as follows:

	June 30,	December 31,
	2024	2023
Total assets	$2,590,705	$3,235,474
Total liabilities	1,395,474	1,962,115
Net assets	$1,195,231	$1,273,359
AQN's ownership interest in the entities	310,885	388,993
Difference between investment carrying amount and underlying equity in net assets(a)	42,098	67,400
AQN's investment carrying amount for the entities	$352,983	$456,393
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to development fees, interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.

Summarized combined information for AQN's equity method investees (presented at 100%) is as follows:

	Six months ended
	June 30
	2024	2023
Revenue	$67,675	$49,467
Net gain (loss)	(38,136)	1,836
Other comprehensive income (loss) (a)	27,731	(2,807)
Net loss attributable to AQN	$(33,375)	$(153)
Other comprehensive income (loss) attributable to AQN (a)	$12,182	$(2,076)
(a) Other comprehensive income (loss) represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge.

Development projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support for the continued development and construction of the equity investees' projects. As of June 30, 2024, the Company had issued letters of credit and guarantees of performance obligations under: a security of performance for a development opportunity; wind turbine and solar panel supply agreements; interconnection agreements; engineering, procurement and construction agreements; energy purchase agreements; and construction loan agreements. The fair value of the support provided to all equity investees as of June 30, 2024 amounts to $7,681 (December 31, 2023 - $12,666).
6.Long-term investments (continued)
(b)Equity-method investees and development loans receivable from equity investees (continued)
Summarized combined information for AQN's VIEs is as follows:

	June 30,	December 31,
	2024	2023
AQN's maximum exposure in regards to VIEs
Carrying amount	$90,471	$179,728
Development loans receivable	31,444	158,110
Indirect guarantees of debt on behalf of VIEs	405,119	740,866
Other indirect guarantees and commitments on behalf of VIEs	141,860	303,641
	$668,894	$1,382,345
The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs. In addition, as of June 30, 2024, the Company had issued $132,022 in letters of credit and guarantees of performance obligations under energy purchase agreements and decommissioning obligations on behalf of operating equity-method investees that are not considered VIEs.
(c)Equity-method gain (loss)
For the three and six months ended June 30, 2024, the Company recorded an unrealized loss of $24,212 and $34,246, respectively, within Income (loss) from long-term investments for certain energy derivatives held by Texas Coastal Wind Facilities (2023 - $nil). Additionally, for the three and six months ended June 30, 2024, the Company recognized a loss due to a prior period adjustment of $nil and $8,481, respectively, related to a Hypothetical Liquidation at Book Value ("HLBV") calculation by its equity-method investment, within Income (loss) from long-term investments.